Stradley Ronon Stevens & Young, LLP
100 Park Avenue
Suite 2000
New York, NY 10017
www.stradley.com
Jamie M. Gershkow
Partner
jgershkow@stradley.com
212.404.0654

April 1, 2022
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
Northern Institutional Funds (the “Trust”)
Post-Effective Amendment No. 104 (File No. 2-80543)
Amendment No. 129 (File No. 811-03605)
Ladies and Gentlemen:
In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:
a.
the forms of the Trust’s (i) Money Market Portfolios – Shares, Service Shares and Premier Shares Prospectus; (ii) Treasury Portfolio and U.S. Government Select Portfolio – Siebert Williams Shank Shares Prospectus; (iii) Money Market Portfolios – Shares, Service Shares and Premier Shares Statement of Additional Information; and (iv) Treasury Portfolio and U.S. Government Select Portfolio – Siebert Williams Shank Shares Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 104 to the Trust’s registration statement on From N-1A; and
b.
the text of Post-Effective Amendment No. 104 to the Trust’s registration statement was filed with the Commission via EDGAR on March 25, 2022 (Accession No. 0001193125-22-084905) with an effective date of March 30, 2022.
Please direct any comments to the undersigned at (212) 404-0654, or, in my absence, Michael D. Mabry at (215) 564-8011.
Very truly yours,
/s/ Jamie M. Gershkow Jamie M. Gershkow
Enclosures
cc:
Peter K. Ewing
Kevin P. O’Rourke
Randal E. Rein
Jose J. Del Real, Esq.
Michael D. Mabry, Esq.